Variable Interest Entities (“VIEs”)	12 Months Ended
Jun. 30, 2024
Variable Interest Entities (“VIEs”) [Abstract]
Variable Interest Entities (“VIEs”)
(12)	Variable Interest Entities (“VIEs”)

Foreign ownership of certain parts of the Group’s businesses including fund management services is subject to restrictions under current PRC laws and regulations. The Company is a Cayman Islands company and the government of the Cayman Islands has not entered into a memorandum of understanding on bilateral regulatory cooperation with the China Securities Regulatory Commission (the “CSRC”). Accordingly, the Company is not eligible to conduct the fund management business by directly establishing a foreign-invested fund management company. To comply with PRC laws and regulations and utilize the ability in providing fund management services, the Group currently conducts its business activities through the VIE, Puyi Bohui in which the Group owns 0.96% equity interests and its subsidiaries in China.

The Measures on the Supervision of Internet Insurance Business implemented in February 2021 requires an insurance institution conducts online insurance business through its own online platform who owns the domain name.

AIX conducts its online insurance business through an online platform (www.baoxian.com). To comply with the newly implemented rules, AIX operates the internet business through its consolidated VIEs of Xinbao Investment in which AIX owns 49% equity interests and Fanhua RONS Technologies and their subsidiaries.

The following is a summary of the contractual agreements that the Group, through the WFOEs, entered into with the consolidated VIEs including Puyi Bohui, Xinbao Investment, Fanhua RONS Technologies and their individual Nominee Shareholders:

Agreements that Provide the Group Effective Control over Puyi Bohui, Xinbao Investment and Fanhua RONS Technologies

●	Loan Agreement

The WFOEs entered into a loan agreement with relevant Nominee Shareholders to provide them loans solely for the purpose of contribution of registered capital of these VIEs, or the PRC domestic companies. The principal loan amounts equal to the capital contributions to the PRC domestic companies. The WFOEs have the sole discretion to determine the method of repayment, including requiring the Nominee Shareholders to transfer their equity interests in these PRC domestic companies to the WFOEs or its designated person.

The term of the loan agreement is for ten years, which may be extended only upon written agreement of the parties. If the loan is not extended, then upon its expiration and subject to then applicable PRC laws, the loan can be repaid only with the proceeds from a transfer of the individual shareholder’s equity interests in the PRC domestic companies to the WFOEs or another person or entity designated by them. The WFOEs may accelerate the loan repayment upon certain events, including but not limited to if the individual shareholder resigns or is dismissed from employment by us or if the WFOEs exercise its option to purchase the Nominee Shareholders’ equity interests in the PRC domestic companies pursuant to the Exclusive Option Agreement described below.

●	Equity Interest Pledge Agreement

Relevant Nominee Shareholders of these PRC domestic companies entered into an equity interest pledge agreement, pledging all of their respective equity interests in these PRC domestic companies as collateral to ensure that these PRC domestic companies fully perform its obligations under the Exclusive Technical and Consulting Services Agreement, Exclusive Option Agreement and Loan Agreement, and pay the technology and consulting service fees and repay the loan and the accrued interests to the WFOEs when the same becomes due. Relevant Nominee Shareholders also agreed not to transfer or create any encumbrances adverse to the WFOEs on their equity interests in these PRC domestic companies. During the term of the equity pledge agreement, relevant PRC entities are entitled to all the dividends declared on the pledged equity interests. The agreement became effective on such date when the pledge of the equity interest contemplated herein is registered with relevant administration for industry and commerce (the “AIC”) and will remain in effect until all of the obligations of these PRC domestic companies under the Exclusive Technical and Consulting Services Agreement, Exclusive Option Agreement and Loan Agreement have been duly performed or terminated.

●	Power of Attorney

Relevant Nominee Shareholders of these PRC domestic companies irrevocably authorized the WFOEs to exercise the rights related to their shareholdings, including attending shareholders’ meetings and voting on their behalf on all matters, including but not limited to matters related to the transfer, pledge or disposition of their respective equity interests in these PRC domestic companies, and appointment of the executive directors and senior management of these PRC domestic companies. The WFOEs have the right to appoint any individual or entity to exercise the power of attorney on its behalf. until the shareholder ceases to hold any equity interest in these PRC domestic companies. Each power of attorney will remain in effect for ten years unless the Nominee Shareholders cease to hold any equity interest in these PRC domestic companies.

Agreements that Transfer Economic Benefits to the Group

●	Exclusive Option Agreement

Relevant Nominee Shareholders of these PRC domestic companies entered into an exclusive purchase option agreement to irrevocably grant the WFOEs an exclusive option to purchase, or designate one or more persons to purchase, part or all of their equity interests in these PRC domestic companies at the WFOEs’ sole and absolute discretion, when and to the extent permitted by PRC laws. The purchase price is equal to the higher of: (i) the amount of registered capital actually contributed by the equity holder; or (ii) a minimum price permitted under applicable PRC laws. The Exclusive Option Agreement will remain effective permanently.

●	Exclusive Technology and Consulting Services Agreement

Pursuant to Exclusive Technical and Consulting Services Agreement between (i) the WFOEs, and (ii) these PRC domestic companies, the WFOEs agreed to provide these PRC domestic companies with comprehensive business support, technical, consulting and other services including such as training services and other services relating to IT platform and internal control compliance. In exchange, these PRC domestic companies agree to pay a quarterly fee calculated primarily based on a percentage of its revenues. The agreement has a term of one year and can be renewed each year upon mutual agreement or remains effective unless otherwise terminated when all of the equity interest in these PRC domestic companies or all the assets of these PRC domestic companies have been legally transferred to the WFOEs and/or its designee.

Because of contractual arrangements with VIEs and their Nominee Shareholders, the Group is the primary beneficiary of VIEs and their subsidiaries and consolidated them into consolidated financial statements.

Risks in relation to the VIE Arrangement

In the opinion of the Company’s legal counsel, (i) the ownership structure relating to the consolidated VIEs of the Company is in compliance with PRC laws and regulations; (ii) the contractual arrangements with the consolidated VIEs and the individual shareholders are legal, valid and binding obligation of such party, and enforceable against such party in accordance with their respective terms; and (iii) the execution, delivery and performance of the consolidated VIEs and its shareholders do not result in any violation of the provisions of the articles of association and business licenses of the VIEs, and any violation of any current PRC laws and regulations.

Uncertainties in the PRC legal system could cause the Company’s current corporate structure to be found in violation of any existing and/or future PRC laws or regulations and could limit the Company’s ability, through the Primary Beneficiary, to enforce its rights under these contractual arrangements. Furthermore, the shareholders of the VIEs may have interests that are different from those of the Company, which could potentially increase the risk that the shareholders would seek to breach the existing terms of the aforementioned agreements.

In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC laws, the Company may be subject to penalties, which may include but not be limited to, the cancellation or revocation of the Company’s business and operating licenses, being required to restructure the Company’s operations or discontinue the Company’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its operations. In such case, the Company may not be able to operate or control VIEs, which may result in deconsolidation of VIEs.

Summarized below is the information related to VIEs, including total assets, total current liabilities, total liabilities, net revenues, total operating costs and expenses, net income (loss) and cash flows after intercompany elimination are as follows:

	As of June 30,
	2023	2024
	RMB	RMB
Total assets	184,438	424,525
Total current liabilities	64,796	176,951
Total liabilities	81,504	220,483

	Year Ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues	159,181	87,728	144,024
Operating costs and expenses	(199,230)	(126,620)	(170,787)
Net loss	(33,613)	(23,041)	(37,038)
Net cash generated from (used in) operating activities	6,120	(54,828)	(69,861)

As of June 30, 2024 there were no consolidated VIE assets that are collateral for the VIE’s obligations or are restricted solely to settle the VIEs’ obligations, other than aforementioned in the restricted cash as described in Note 2(c). In the year ended June 30, 2024, aggregate revenues derived from these VIEs contributed 10.02% of the total consolidated net revenues, based on the corporate structure as of the end of 2024. As of June 30, 2024, the VIEs accounted for an aggregate of 9.92% of the consolidated total assets. The creditors of the VIEs’ third-party liabilities did not have recourse to the general credit of the Company in normal course of business. The Company has not provided any financial support that it was not previously contractually required to provide to the VIEs.